Note 20 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net earnings attributable to Company	$ 49,074	$ 102,903
Adjusted numerator under the If-Converted Method	$ 49,074	$ 102,903
Shares issued and outstanding at beginning of period (in shares)	39,845,211	39,213,136
Issued during the period (in shares)	140,657	336,426
Weighted average number of shares used in computing basic earnings per share (in shares)	39,985,868	39,549,562
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	193,296	431,456
Number of shares used in computing diluted earnings per share (in shares)	40,179,164	39,981,018